Financial risks (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk [Member]
Disclosure Of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	0.50%	0.50%
Currency risk [Member]
Disclosure Of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%	5.00%
Effect of variance on net earnings	$ 1.3	$ 2.1
Market risk [Member]
Disclosure Of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance on net earnings	$ 0.4	$ 0.5
Effect of variance on other comprehensive income	$ 5.7	$ 9.0